THE ADVISORS' INNER CIRCLE FUND

                           COMMERCE CAPITAL GOVERNMENT
                                MONEY MARKET FUND

                        SUPPLEMENT DATED OCTOBER 11, 2002
      TO THE INSTITUTIONAL CLASS SHARES PROSPECTUS DATED SEPTEMBER 9, 2002


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE INSTITUTIONAL CLASS SHARES PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE INSTITUTIONAL CLASS SHARES PROSPECTUS.


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The following disclosure replaces the sentence under the caption "General
Information" in the Section "How The Fund Calculates NAV " on page 6 of the
Prospectus:

         The Fund calculates its NAV once each Business Day at 1:00 p.m., Eastern time. So, for you to be able to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order and federal funds (readily available funds) before 1:00 p.m. Eastern time.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456



                                                               October 11, 2002
VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re:      Advisors' Inner Circle Fund
         File Number  33-42484

Ladies and Gentlemen:

On behalf of the Advisors' Inner Fund, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached please find a supplement dated October 11, 2002 to the Commerce Capital Government Money Market Fund's Institutional prospectus dated September 9, 2002.



                                                             ----------------
                                                             Laurie V. Brooks
                                                         SEI Legal Department